Employee Benefit - Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Current service cost	$ 562	$ 546	$ 419
Past service cost		121
Interest cost on benefit obligation	147	254	202
Net benefit cost	709	921	621
Actuarial (gain) / loss - experience	(328)	494	396
Actuarial (gain) / loss - demographic assumption	(1)	18	1
Actuarial (gain) / loss - financial assumption	130	1,215	13
Re-measuring gain/(loss) on defined benefit plans	(199)	1,727	410
Defined benefit obligation at January 1	11,742	9,016	8,293
Benefits paid directly by the Company	(954)	(535)	(352)
Exchange differences	2	613	44
Defined benefit obligation at December 31	$ 11,300	$ 11,742	$ 9,016